Dividends	12 Months Ended
Dec. 31, 2022
Disclosure of dividends [Abstract]
Dividends	DIVIDENDS
On January 17, 2020, the Board declared an interim dividend of HK$0.99 (equivalent to US$0.127) per share in respect of the year ended December 31, 2019, payable to Shareholders of the Company whose names appeared on the register of members of the Company on February 5, 2020. The interim dividend, amounting in aggregate to HK$8.01 billion (equivalent to US$1.03 billion), was paid on February 21, 2020.
The Board did not recommend the payment of a final dividend in respect of the year ended December 31, 2019, 2020 and 2021.
The Board did not recommend the payment of an interim dividend in respect of the six months ended June 30, 2022.
The Board does not recommend the payment of a final dividend in respect of the year ended December 31, 2022.